Cash and cash equivalents and restricted cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 27	$ 65
Bank deposits	119,806	186,539
Time deposits	57,466	17,117
Money market funds	37,276	15,446
Total cash and cash equivalents	214,575	219,167
Cash and cash equivalents related to business held for sale (Note 32)	$ 9,319	$ 0	$ 0